Share-based Payment Arrangements - Additional Information (Detail)												1 Months Ended							7 Months Ended	12 Months Ended
	Jul. 01, 2023 shares	May 01, 2023 shares	Jan. 01, 2023 shares	Jul. 01, 2022 shares	Jan. 01, 2022 shares	Dec. 15, 2020 shares	Dec. 10, 2020 shares	Jul. 30, 2019 shares	Jul. 30, 2018 shares	Feb. 01, 2018 shares	Aug. 23, 2017 shares	Jul. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Sep. 30, 2017 shares	Jul. 31, 2017 $ / shares	Jul. 31, 2016 $ / shares	Jul. 31, 2014 $ / shares	Jul. 31, 2010 shares	Jul. 31, 2021 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares												$ 2.6	$ 2.6		$ 6.4	$ 11.3	$ 6.8		$ 2.6
Incremental fair value recognised | $												$ 279,636
Compensation costs recognised | $																				$ 2,769,279	$ 2,443,894	$ 2,428,128
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $																				$ 46,699	$ 234,448
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																		7,050,211
Share option granted expiration period																		10 years
Share based payment, vesting period																		4 years
Vesting description																				If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.
2014 Plan | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																		14,100,422
2014 Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted																		564,017
2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share option granted expiration period							10 years													10 years
Maximum number of ordinary shares issued							20,676,974													62,030,922
Share based payment, vesting period							4 years
Issuance of new share capital, shares																					13,948,935	13,948,935
Percentage of increase in outstanding shares																				4.00%	4.00%	4.00%
Vesting description							If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.
2020 Equity Incentive Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted	9,600	370,000	407,226	143,600	355,030	764,812														786,827	498,630	56,400
Maximum number of ordinary shares issued							827,079													2,481,237
Issuance of new share capital, shares																					557,958	557,958
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted														825,833
Share option granted expiration period														10 years
Share based payment, vesting period														2 years
Vesting description																				If the options remain unexercised after a period of ten years from the date of grant, the options expire.
2017 Plan | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted														825,833
2017 Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted														33,033
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted										104,000	1,462,000
Long Term Incentive Plan Granted in 2017 | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted										4,160	58,480
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted									48,228
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted								98,204
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of units forfeited																				13,897	0	0
Reporting date fair value of award | $																				$ 0.52	$ 1.8
Recognised total (expense) benefit | $																				66,079	467,134	$ 234,761
Total intrinsic value | $																				$ 234,448	$ 46,699
Long Term Incentive Plans | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of units forfeited																				56,700
Number of units redeemed																				62,910